UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4229

					Churchill Cash Reserves Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	9/30/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                          CHURCHILL CASH RESERVES TRUST


                                     ANNUAL
                                     REPORT



                               September 30, 2009

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and
Board of Trustees of
Churchill Cash Reserves Trust

We have audited the accompanying statement of net assets, of Churchill Cash Reserves Trust ("the Trust") as of September 30, 2009 and the related statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Churchill Cash Reserves Trust as of September 30, 2009, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                 TAIT, WELLER & BAKER LLP


Philadelphia, Pennsylvania
November 23, 2009

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF NET ASSETS
                               September 30, 2009



Cash and Net Assets - 100.0%                                             $1,002
                                                                         ======
Applicable to 1,002 shares outstanding (unlimited number of $0.01 par value shares authorized)

Net Asset Value Per Share                                                $1.00
                                                                         =====


                See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2009



                       The Trust had no operations during
                                  the period.




                       See accompanying notes to financial
                                  statements.

                          CHURCHILL CASH RESERVES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                        Year Ended                 Year Ended
                                                                    September 30, 2009         September 30, 2008

                                                                -----------------------      -------------------
                                                                -----------------------      -------------------

The Trust had no operations during the periods shown.
NET ASSETS:

Beginning of period                                                      $ 1,002                  $ 1,002
                                                                         -------                  -------

End of period                                                          $   1,002                  $ 1,002
                                                                       =========                  =======

                       See accompanying notes to financial
                                  statements.

                          CHURCHILL CASH RESERVES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 2009


Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.



Proxy Voting Record. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov

                                     CHURCHILL CASH RESERVES TRUST
                                         FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                               Year Ended September 30,
                                         2009*         2008*        2007*         2006*          2005*
                                         -----         -----        -----         -----          -----

Net Asset Value,
 Beginning of Period                      $1.0000     $1.0000       $1.0000      $1.0000        $1.0000
Income from Investment
 Operations:
Net investment income                           -           -             -            -              -

Less Distributions:
Dividends from net                              -           -             -            -              -
                                                -           -             -            -              -
 Investment income
Net Asset Value,
 End of Period                            $1.0000      $1.0000       $1.0000      $1.0000       $1.0000
                                          =======      =======       =======      =======       =======

Total Return                                    -           -             -             -             -

Ratios/Supplemental Data

Net Assets, End of Period
($ thousands)                                  $1          $1            $1            $1            $1

Ratio of Expenses to Average Net
Assets                                          -           -             -             -             -

Ratio of Net Investment
Income to Average Net Assets                    -           -             -             -             -

The expense and net investment income ratios without the effect of the former Manager's voluntary waiver of a portion of fees were:
Ratio of Expenses to Average Net
Assets                                          -           -             -             -             -
Ratio of Net Investment Income to
Average Net Assets                              -           -             -             -             -

* The Trust had no operations.


                See accompanying notes to financial statements.

Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For The Six Months Ended September  30,  2009



                                             Actual           Beginning         Ending           Expenses
                                        Total Return(1)        Account         Account         Paid During
                                                                Value           Value         the Period(2)



CHURCHILL CASH RESERVES TRUST                -               $1,000.00         $1,000.00            -


(1) The Trust did not have any operations during the period.

(2) The Trust did not incur any expenses during the period (note C).

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended September 30,  2009




                                             Hypothetical      Beginning         Ending          Expenses
                                              Annualized        Account         Account        Paid During
                                             Total Return        Value           Value        the Period(1)


CHURCHILL CASH RESERVES TRUST                     5.00%       $1,000.00       $1,025.00           -


(1) The Trust did not incur any expenses during the period (note C).

Additional Information (unaudited)

Trustees(1)
and Officers


                                                                       Number of
                         Positions  Held                               Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex          (The position held is
Name, Address(2)         Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth        Service(3)       During Past 5 Years          by Trustee(4)    indicated otherwise.)
------------------       ----------       -------------------          -------------    ---------------------

Interested
Trustee(5)

Lacy B. Herrmann         Founder and      Founder and Chairman of the        2                     None
New York, NY             Chairman of      Board, Aquila Management
(05/12/29)               the Board of     Corporation, the sponsoring
                         Trustees since   organization and parent of the
                         1985             Manager or Administrator and/or
                                          Adviser or Sub-Adviser to each
                                          fund of the Aquila Group of
                                          Funds(6); Chairman of the
                                          Manager or Administrator and/or
                                          Adviser or Sub-Adviser to each
                                          since 2004; Founder and Chairman
                                          Emeritus of each fund in the
                                          Aquila Group of Funds;
                                          previously Chairman and a
                                          Trustee of each fund in the
                                          Aquila Group of Funds since its
                                          establishment until 2004 or
                                          2005; Director of the
                                          Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; Director
                                          or  trustee, Premier VIT,
                                          1994-2009; Director or trustee
                                          of Oppenheimer Quest Value Funds
                                          Group, Oppenheimer Small Cap
                                          Value Fund, Oppenheimer Midcap
                                          Fund, 1987-2009, and Oppenheimer
                                          Rochester Group of Funds,
                                          1995-2009; Trustee Emeritus,
                                          Brown University and the Hopkins
                                          School; active in university,
                                          school and charitable
                                          organizations.

Non-interested
Trustees

Theodore T. Mason        Trustee since    Executive Director, East Wind      8                   None
New York, NY             1985             Power Partners LTD since 1994
(11/24/35)                                and Louisiana Power Partners,
                                          1999-2003; Trustee, Premier VIT,
                                          2000-2009; Treasurer, Fort
                                          Schuyler Maritime Alumni
                                          Association, Inc., successor to
                                          Alumni Association of SUNY
                                          Maritime College, since 2004
                                          (President, 2002-2003, First
                                          Vice President, 2000-2001,
                                          Second Vice President,
                                          1998-2000) and director of the
                                          same organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., 1973-2004; twice
                                          national officer of Naval
                                          Reserve Association, Commanding
                                          Officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler, 2000-2004; and Fort
                                          Schuyler Maritime Foundation,
                                          Inc., successor to the Maritime
                                          College at Fort Schuyler
                                          Foundation, Inc., since 2000.

John J. Partridge        Trustee  since   Founding Partner, Partridge Snow   4                   None
Providence, RI           2004             & Hahn LLP, a law firm,
(05/05/40)                                Providence, Rhode Island, since
                                          1988, Senior Counsel, since
                                          January 1, 2007; Assistant
                                          Secretary - Advisor to the
                                          Board, Narragansett Insured
                                          Tax-Free Income Fund, 2005-2008,
                                          Trustee 2002-2005; director or
                                          trustee of various educational,
                                          civic and charitable
                                          organizations, including Ocean
                                          State Charities Trust, Memorial
                                          Hospital of Rhode Island, and
                                          The Pawtucket Foundation.

Officers
Diana P. Herrmann        President        Vice Chair and Chief Executive      N/A                 N/A
New York, NY             since 2004,      Officer of Aquila Management
(02/25/58)               Senior Vice      Corporation, Founder of the
                         President        Aquila Group of Funds and parent
                         since 1999 and   of Aquila Investment Management
                         Vice President   LLC, Manager since 2004,
                         1988-1999        President since 1997, Chief
                                          Operating Officer, 1997-2008, a
                                          Director since 1984, Secretary
                                          since 1986 and previously its
                                          Executive Vice President, Senior
                                          Vice President or Vice
                                          President, 1986-1997; Chief
                                          Executive Officer and Vice Chair
                                          since 2004, President and
                                          Manager of the Manager since
                                          2003, and Chief Operating
                                          Officer of the Manager,
                                          2003-2008; Chair, Vice Chair,
                                          President, Executive Vice
                                          President and/or Senior Vice
                                          President of funds in the Aquila
                                          Group of Funds since 1986;
                                          Director of the Distributor
                                          since 1997; Governor, Investment
                                          Company Institute (a trade
                                          organization for the U.S. mutual
                                          fund industry dedicated to
                                          protecting shareholder interests
                                          and educating the public about
                                          investing) for various periods,
                                          2004-2009, and head of its Small
                                          Funds Committee, 2004-2009;
                                          active in charitable and
                                          volunteer organizations.


Charles E.               Executive Vice   Executive Vice President of all     N/A                 N/A
Childs, III              President        funds in the Aquila Group of
New York, NY             since 2008       Funds and the Manager and the
(04/01/57)                                Manager's parent since 2003;
                                          Executive Vice President and
                                          Chief Operating Officer of the
                                          Manager and the Manager's parent
                                          since 2008; formerly Senior Vice
                                          President, corporate
                                          development, Vice President,
                                          Assistant Vice President and
                                          Associate of the Manager's
                                          parent since 1987; Senior Vice
                                          President, Vice President or
                                          Assistant Vice President of the
                                          Aquila Money-Market Funds,
                                          1988-2003.

Robert W.                Chief            Chief Compliance Officer of the    N/A                  N/A
Anderson          New    Compliance       Trust and each of the other
York, NY (08/23/40)      Officer since    funds in the Aquila Group of
                         2004 and         Funds, the Manager and the
                         Assistant        Distributor since 2004,
                         Secretary        Compliance Officer of the
                         since 2000       Manager or its predecessor and
                                          current parent 1998-2004;
                                          Assistant Secretary of the
                                          Aquila Group of Funds since 2000.

Joseph P. DiMaggio       Chief            Chief Financial Officer of each    N/A                   N/A
New York, NY             Financial        fund in the Aquila Group of
(11/06/56)               Officer since    Funds since 2003 and Treasurer
                         2003 and         since 2000.
                         Treasurer
                         since 2000

Edward M. W. Hines       Secretary        Shareholder of Butzel Long, a      N/A                   N/A
New York, NY             since 1985       professional corporation,
(12/16/39)                                counsel to the Trust, since
                                          2007; Partner of Hollyer Brady
                                          Barrett & Hines LLP, its
                                          predecessor as counsel,
                                          1989-2007; Secretary of each
                                          fund in the Aquila Group of
                                          Funds.

John M. Herndon          Assistant        Assistant Secretary of each fund   N/A                   N/A
New York, NY (12/17/39)  Secretary        in the Aquila Group of Funds
                         since 1995       since 1995 and Vice President of
                                          the three Aquila Money-Market
                                          Funds since 1990; Vice President
                                          of the Manager or its
                                          predecessor and current parent
                                          since 1990.

(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC's internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Churchill Cash Reserves Trust, 380 Madison Avenue, New York, NY 10017.

(3) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Manager's corporate parent.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds."


ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $1,000 in 2008 and $1,000 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $300 and $300 in 2008 and 2009, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:  /s/  Lacy B. Herrmann
----------------------------------
Chairman of the Board
December 7, 2009



By:  /s/  Diana P. Herrmann
----------------------------------
President
December 7, 2009



By:  /s/  Joseph P. DiMaggio
------------------------------------
Chief Financial Officer and Treasurer
December 7, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
----------------------------------
Lacy B. Herrmann
Chairman of the Board
December 7, 2009


By:  /s/  Diana P. Herrmann
----------------------------------
Diana P. Herrmann
President
December 7, 2009



By:  /s/  Joseph P. DiMaggio
------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 7, 2009



CHURCHILL CASH RESERVES TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.